SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Impact on consolidated balance sheet adoption of ASC 842 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ASSETS
Prepayments and other current assets	$ 29,965	¥ 208,604	¥ 159,776	¥ 161,147
Operating lease right-of-use assets	12,620	87,855	62,408
Total assets	231,305	1,610,293	1,607,455	1,546,418
LIABILITIES AND EQUITY
Accrued expenses and other current liabilities	33,613	234,008	122,056	102,261
Long-term operating lease liabilities	8,189	57,011	41,242
Total liabilities	120,138	836,370	383,691	322,654
Total equity	111,167	773,923	1,223,764	1,223,764	¥ (944,704)	¥ (688,003)
Total liabilities and equity	$ 231,305	¥ 1,610,293	1,607,455	¥ 1,546,418
Restatement adjustment | ASU No. 201602
ASSETS
Prepayments and other current assets			(1,371)
Operating lease right-of-use assets			62,408
Total assets			61,037
LIABILITIES AND EQUITY
Accrued expenses and other current liabilities			19,795
Long-term operating lease liabilities			41,242
Total liabilities			61,037
Total liabilities and equity			¥ 61,037